Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
12. SEGMENT INFORMATION
In its operation of the business, management, including our chief operating decision maker, who is also our Chief Executive Officer, reviews the business as one segment. The Company currently ships its products to markets in the United States and Japan. Product sales attributed to a country are based on the location of the customer to whom the products are being sold. Long-lived assets are primarily held in the United States.
Product sales by country are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
United States	$2,929	$292	$5,334	$22,792
Japan	1,574	2,460	3,134	6,236

Total revenue	$4,503	$2,752	$8,468	$29,028

12. SEGMENT INFORMATION
In its operation of the business, management, including our chief operating decision maker, who is also our Chief Executive Officer, reviews the business as one segment. The Company currently ships its products to markets in the United States and Japan. Product sales attributed to a country are based on the location of the customer to whom the products are being sold. Long-lived assets are primarily held in the United States.
Product sales by country are as follows:

	Years Ended December 31,
	2020	2019
	(in thousands)
United States	$25,020	$3,193
Japan	9,815	4,779

Total Revenue	$34,835	$7,972